Financial risk management (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financial risk management [Line Items]
Financial assets	$ 485,689	$ 1,397,602
Financial Assets Neither Past Due Nor Impaired Total [Member]
Financial risk management [Line Items]
Financial assets	476,332	453,583
Moody´s P-1 SPA-1 [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	178,448
Moody´s P-1 SPA-1 [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	74,365
Moody´s P-1 SPA-1 [Member] | Time deposits [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	42,096	27,428
Moody´s P-1 SPA-1 [Member] | Time deposits [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	50,221	7,305
Moody´s P-1 SPA-1 [Member] | Time deposits [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	39,093	61,946
No Rating [Member] | Banco Security [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	17,965
No Rating [Member] | Time deposits [Member] | Banco Santander - Santiago [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	2,708	432
No Rating [Member] | Time deposits [Member] | BBVA Banco Frances [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	53	84
No Rating [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		86,222
No Rating [Member] | Time deposits [Member] | Banco Estado [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	500	3,602
No Rating [Member] | Time deposits [Member] | Banco Santander [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		432
No Rating [Member] | Investment Fund Deposits [Member] | JP Morgan US dollar Liquidity Fund Institutional [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	181,155	133,809
No Rating [Member] | Investment Fund Deposits [Member] | Legg Mason - Western Asset Institutional Cash Reserves [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	146,078	132,108
No Rating [Member] | 90 days to 1 year [Member] | Banco de Chile [Member]
Financial risk management [Line Items]
Financial assets	18,026
No Rating [Member] | 90 days to 1 year [Member] | Banco Security [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		27,215
No Rating [Member] | 90 days to 1 year [Member] | Banco Scotiabank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		24,898
Moody´s P-2 SPA-2 [Member] | Itau-Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	127,579
Moody´s P-1 SPB [Member] | Time deposits [Member] | Nedbank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		647
Fitch F1 [Member] | Time deposits [Member] | Scotiabank Sud Americano [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets	14,428
Moody's P-2 [Member] | 90 days to 1 year [Member] | Banco Scotiabank Sud Americano [Member]
Financial risk management [Line Items]
Financial assets	54,180
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco Credito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		27,428
Moody's P-1 S&P A-1 [Member] | Time deposits [Member] | Banco de Chile [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		7,305
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Estado [Member]
Financial risk management [Line Items]
Financial assets	15,126
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco de Crdito e Inversiones [Member]
Financial risk management [Line Items]
Financial assets	178,448
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco de Crdito e Inversiones [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		145,834
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Santander [Member]
Financial risk management [Line Items]
Financial assets	74,365
Moody's P-1 S&P A-1 [Member] | 90 days to 1 year [Member] | Banco Santander [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		23,124
Moody's P-2 S&P A-2 [Member] | Time deposits [Member] | Banco Itau Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		61,946
Moody's P-2 S&P A-2 [Member] | 90 days to 1 year [Member] | Banco Itau Corpbanca [Member]
Financial risk management [Line Items]
Financial assets	127,579
Moody's P-2 S&P A-2 [Member] | 90 days to 1 year [Member] | Banco Itau Corpbanca [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		70,719
S&P A-2 Fitch F2 [Member] | 90 days to 1 year [Member] | Banco Security [Member]
Financial risk management [Line Items]
Financial assets	$ 17,965
Moody's P3 S&P B [Member] | Time deposits [Member] | Nedbank [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		647
Moodys Aaamf SP AAAm Fitch AAAmmf [Member] | Investment Fund Deposits [Member] | JP Morgan US dollar Liquidity Fund Institutional [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		133,809
SP AAAm Fitch AAAmmf [Member] | Investment Fund Deposits [Member] | Legg Mason - Western Asset Institutional Cash Reserves [Member] | Financial assets neither past due nor impaired [member]
Financial risk management [Line Items]
Financial assets		$ 132,108